Acquisitions and Divestitures - Provisional Estimates of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Mar. 14, 2022	Jun. 11, 2021	Jun. 10, 2021	Jan. 15, 2021	Jan. 08, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets acquired
Goodwill						$ 68,711	$ 16,161	$ 705	$ 31,654	$ 705
Energica
Purchase Price
Cash paid at closing, including working capital estimates	$ 58,140
Fair value of previously held interest	22,183
Fair value of non-controlling interest	24,778
Total purchase consideration	105,101
Assets acquired
Current assets	19,708
Property and equipment, net	1,927
Other assets	2,775
Goodwill	58,643
Liabilities assumed:
Current liabilities	(16,894)
Other liabilities	(8,383)
Net assets acquired	$ 105,101
Weighted average useful life	14 years 8 months 12 days
Energica | Customer relationships
Assets acquired
Intangible assets	$ 14,226
Liabilities assumed:
Weighted average useful life	13 years
Energica | Trademarks and trade name
Assets acquired
Intangible assets	$ 14,496
Liabilities assumed:
Weighted average useful life	25 years
Energica | Technology
Assets acquired
Intangible assets	$ 18,603
Liabilities assumed:
Weighted average useful life	8 years
Solectrac
Purchase Price
Cash paid at closing, including working capital estimates		$ 18,025
Fair value of previously held interest		5,287
Fair value of contingent consideration		1,640
Total purchase consideration		24,952
Assets acquired
Current assets		2,700
Property and equipment, net		30
Other assets		45
Goodwill		17,714
Total assets acquired		27,049
Liabilities assumed:
Current liabilities		(509)
Deferred tax liability		(1,588)
Total liabilities assumed		(2,097)
Net assets acquired		$ 24,952
Weighted average useful life		7 years 4 months 24 days
Solectrac | Trade Names
Assets acquired
Intangible assets		$ 4,210
Liabilities assumed:
Weighted average useful life		6 years
Solectrac | Technology
Assets acquired
Intangible assets		$ 2,350
Liabilities assumed:
Weighted average useful life		10 years
US Hybrid
Purchase Price
Cash paid at closing, including working capital estimates			$ 30,139
Fair value of common stock			20,877
Total purchase consideration			51,016
Assets acquired
Current assets			3,793
Property and equipment, net			5
Other assets			52
Goodwill			42,218
Total assets acquired			53,438
Liabilities assumed:
Current liabilities			(1,602)
Deferred tax liability			(820)
Total liabilities assumed			(2,422)
Net assets acquired			$ 51,016
Weighted average useful life			11 years
US Hybrid | Trade Names
Assets acquired
Intangible assets			$ 1,740
Liabilities assumed:
Weighted average useful life			7 years
US Hybrid | Technology
Assets acquired
Intangible assets			$ 5,110
Liabilities assumed:
Weighted average useful life			13 years
US Hybrid | Non-compete
Assets acquired
Intangible assets			$ 520
Liabilities assumed:
Weighted average useful life			5 years
Timios
Purchase Price
Cash paid at closing, including working capital estimates					$ 46,576
Total purchase consideration					46,576
Assets acquired
Current assets					7,292
Property and equipment, net					429
Other assets					48
Indefinite lived title plant					500
Goodwill					21,824
Total assets acquired					56,119
Liabilities assumed:
Current liabilities					(4,306)
Deferred tax liability					(5,237)
Total liabilities assumed					(9,543)
Net assets acquired					$ 46,576
Weighted average useful life					10 years
Timios | Trade Names
Assets acquired
Intangible assets					$ 8,426
Liabilities assumed:
Weighted average useful life					15 years
Timios | Lender relationships
Assets acquired
Intangible assets					$ 16,600
Liabilities assumed:
Weighted average useful life					7 years
Timios | Licenses
Assets acquired
Intangible assets					$ 1,000
Liabilities assumed:
Weighted average useful life					15 years
WAVE
Purchase Price
Cash paid at closing, including working capital estimates				$ 15,000
Fair value of common stock				28,616
Fair value of contingent consideration				11,418
Total purchase consideration				55,034
Assets acquired
Current assets				2,820
Goodwill				35,689
Total assets acquired				64,139
Liabilities assumed:
Current liabilities				(4,578)
Deferred tax liability				(4,527)
Total liabilities assumed				(9,105)
Net assets acquired				$ 55,034
Weighted average useful life				14 years 6 months
WAVE | Trade Names
Assets acquired
Intangible assets				$ 12,630
Liabilities assumed:
Weighted average useful life				15 years
WAVE | Patents
Assets acquired
Intangible assets				$ 13,000
Liabilities assumed:
Weighted average useful life				14 years